Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
19.	Fair Value

FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value, and requires fair value disclosures for certain assets and liabilities measured at fair value on a recurring and non-recurring basis.

This guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

This guidance establishes a fair value hierarchy for disclosure of fair value measurements to maximize the use of observable inputs, that is, inputs that reflect the assumptions market participants would use in pricing an asset or liability based on market data obtained from sources independent of the reporting entity. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Cash & cash equivalents

For cash & cash equivalents, the carrying value is primarily utilized as a reasonable estimate of fair value.

Derivative financial instruments

Fair values for interest rate swaps, foreign exchange contracts, option agreements, forward loan sales agreements and interest rate caps are based upon the amounts required to settle the contracts. Fair values for commitments to originate loans held for sale are based on fees currently charged to enter into similar agreements. Fair values for fixed-rate commitments also consider the difference between current levels of interest rates and the committed rates.

Valuation of Investment Securities

The fair values of securities available for sale are determined by: 1) obtaining quoted prices on nationally recognized securities exchanges when available (Level 1 inputs); 2) matrix pricing, which is a mathematical technique widely used in the financial markets to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs); and 3) for collateralized debt obligations and certain corporate debt securities that are not actively traded, custom discounted cash flow modeling (Level 3 inputs).

As of December 31, 2012, the Company owned a collateralized debt security where the underlying collateral is comprised primarily of trust preferred securities of banks and insurance companies and certain corporate debt securities which are not actively traded. The inputs used in determining the estimated fair value of these securities are Level 3 inputs. In determining their estimated fair value, management utilizes a discounted cash flow modeling valuation approach. Discount rates utilized in the modeling of these securities are estimated based upon a variety of factors including the market yields of publicly traded trust preferred securities of larger financial institutions and other non-investment grade corporate debt. Additionally, cash flows utilized in the modeling of the collateralized debt obligation security were based upon actual default history of the underlying issuers and issuer specific assumptions of estimated future defaults of the underlying issuers.

As of December 31, 2012, Capital Bank held industrial revenue bonds which are floating rate issues subject to change upon terms of the agreement. Since there is no active secondary market for the trading of the bonds, the Company has developed a model to estimate fair value. This model determines an appropriate discount rate for the bonds based on current market rates for liquid corporate bonds with an equivalent credit rating plus an estimated illiquidity factor, and calculates the present value of expected future cash flows using this discount rate.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or estimated fair value. The fair values of mortgage loans held for sale are based on commitments on hand from investors within the secondary market for loans with similar characteristics. As such, the fair value adjustment for mortgage loans held for sale is classified as nonrecurring Level 2.

Valuation of Impaired Loans and Other Real Estate Owned

The fair value of collateral dependent impaired loans with specific allocations of the allowance for loan losses and other real estate owned is generally based on recent real estate appraisals and other available observable market information. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. The Company generally uses independent external appraisers in this process who routinely make adjustments to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value. The Company’s policy is to update appraisals, at a minimum, annually for classified assets, which include collateral dependent loans and OREO. We consider appraisals dated within the past 12 months to be current and do not typically make adjustments to such appraisals. In the Company’s process for reviewing third-party prepared appraisals, any differences of opinion on values, assumptions or adjustments to comparable sales data are typically reconciled directly with the independent appraiser prior to acceptance of the final appraisal.

Sensitivity to Changes in Significant Unobservable Inputs

For recurring fair value estimates categorized within Level 3 of the fair value hierarchy, as of December 31, 2012, the Company owned a collateralized debt security, corporate bonds, and an Industrial Revenue bond. The significant unobservable inputs used in the fair value measurement of these securities are incorporated in the discounted cash flow modeling valuation. Rates utilized in the modeling of these securities are estimated based upon a variety of factors including the market yields of publicly traded trust preferred securities of larger financial institutions and other non-investment grade corporate debt. Cash flows utilized in the modeling of the collateralized debt security were based upon actual default history of the underlying issuers and issuer specific assumptions of estimated future defaults of the underlying issuers. Significant changes in any inputs in isolation would result in a significantly different fair value estimate.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below as of December 31, 2012

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities
U.S. Government agencies	$8,015	$—	$8,015	$—
States and political subdivisions—tax exempt	17,215	—	17,215	—
States and political subdivisions—taxable	573	—	573	—
Mortgage-backed securities—residential	973,853	—	973,853	—
Industrial revenue bond	3,800	—	—	3,800
Marketable equity securities	2,719	2,719	—	—
Corporate bonds	26	—	—	26
Trust preferred securities	246	246	—	—
Collateralized debt obligations	297	—	—	297

Available for sale securities	$1,006,744	$2,965	$999,656	$4,123

Gross asset value of derivatives	880	—	880	—
Liabilities
Gross liability value of derivatives	412	—	412	—

Assets measured at fair value on a recurring basis are summarized below as of December 31, 2011:

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading securities	$637	$637	$—	$—

Available for sale securities
States and political subdivisions—tax exempt	34,245	—	34,245	—
States and political subdivisions—taxable	7,702	—	7,702	—
Mortgage-backed securities—residential	769,905	—	769,905	—
Mortgage-backed securities—residential private label	5,727	—	5,727	—
Industrial revenue bond	3,750	—	—	3,750
Marketable equity securities	1,807	1,807	—	—
Corporate bonds	2,810	—	2,020	790
Collateralized debt obligations	328	—	—	328

Available for sale securities	$826,274	$1,807	$819,599	$4,868

The table below presents reconciliations and income statement classifications of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012 and held at December 31, 2012.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Corporate Bonds	Industrial Revenue Bond	Collateralized Debt Obligations
Beginning balance, January 1, 2012	$790	$3,750	$328
Included in earnings—other than temporary impairment	(38)	—	—
Included in earnings—gain on sale	81	—	32
Included in other comprehensive income—other than temporary impairment	—	50	19
Sales	(807)	—	(82)
Transfer in to Level 3	—	—	—

Ending balance December 31, 2012	$26	$3,800	$297

The table below presents reconciliations and income statement classifications of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 and held at December 31, 2011.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Corporate Bonds	Industrial Revenue Bond	Collateralized Debt Obligations
Beginning balance, January 1, 2011	$—	$—	$795
Included in earnings—other than temporary impairment	(379)	—	(237)
Included in other comprehensive income—other than temporary impairment	—	—	(280)
Acquired in acquisitions	1,169	—	50
Transfer in to Level 3	—	3,750	—

Ending balance December 31, 2011	$790	$3,750	$328

Quantitative Information about Recurring Level 3 Fair Value Measurements

(Dollars in thousands)	Fair Value at December 31, 2012	Valuation Technique(s)	Significant Unobservable Input	Range
Corporate bonds	$26	Discounted cash flow	Discount rate	20%
		Discounted cash flow	Default probability	95%

Industrial revenue bond	$3,800	Discounted cash flow	Current yield/ discount rate	1.6-1.7%
		Discounted cash flow	Illiquidity factor	0.3%
		Discounted cash flow	Contractual rate	2.3%

Collateralized debt obligations	$297	Discounted cash flow	Discount rate	Libor +10.75% and +13%

Assets and Liabilities Measured on a Nonrecurring Basis

Valuation of Impaired Loans and Other Real Estate Owned

The fair value of collateral dependent impaired loans with specific allocations of the allowance for loan losses and other real estate owned is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below as of December 31, 2012:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$—	$—	$85,645
Other repossessed assets	—	268	—

Other real estate owned measured at fair value as of December 31, 2012 had a carrying amount of $101,695, less a valuation allowance of $16,050. Other repossessed assets are primarily comprised of repossessed vehicles and equipment and are measured at fair value as of the date of repossession.

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below as of December 31, 2011:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$—	$—	$87,867
Other repossessed assets	—	261	—

Other real estate owned measured at fair value as of December 31, 2011 had a carrying amount of $95,557, less a valuation allowance of $7,690. Other repossessed assets are primarily comprised of repossessed vehicles and equipment and are measured at fair value as of the date of repossession.

Quantitative Information about Nonrecurring Level 3 Fair Value Measurements

(Dollars in thousands)	Fair Value at December 31, 2012	Valuation Technique(s)	Significant Unobservable Input	Range
OREO	$85,645	Fair value of property	Appraised value less costs to sell	7%-10%

Carrying amount and estimated fair values of financial instruments were as follows:

	Fair Value Measurement
	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
December 31, 2012

Financial Assets

Cash and cash equivalents	$734,874	$734,874	$734,874	$—	$—

Investment securities available for sale	1,006,744	1,006,744	2,965	999,656	4,123

Loans, net	4,678,228	4,962,495	—	11,276	4,951,219

Receivable from FDIC	8,486	8,486	—	8,486	—

Indemnification asset	49,417	49,417	—	—	49,417

Federal Reserve, Federal Home Loan Bank and Independent Bankers’ Bank Stock	39,217	39,217	—	—	39,217
Gross asset value of derivatives	880	880	—	880	—

Financial Liabilities
Noncontractual deposits	$3,802,170	$3,802,170	$—	$—	$3,802,170
Contractual deposits	2,070,698	2,075,342	—	—	2,075,342
Federal home loan bank advances	1,460	1,401	—	1,401	—
Short-term borrowings	41,508	41,507	—	41,507	—
Long-term borrowings	54,354	58,983	—	—	58,983
Subordinated debentures	126,076	124,798	—	—	124,798
Gross liability value of derivatives	412	412	—	412	—

December 31, 2011
Financial Assets
Cash and cash equivalents	$709,963	$709,963	$709,963	$—	$—
Trading securities	637	637	637	—	—
Investment securities available for sale	826,274	826,274	1,807	819,599	4,868
Loans, net	4,267,714	4,329,776	—	20,746	4,309,030
Receivable from FDIC	13,315	13,315	—	13,315	—
Indemnification asset	66,282	66,282	—	—	66,282
Federal Reserve, Federal Home Loan Bank and Independent Bankers’ Bank Stock	38,498	38,498	—	—	38,498

Financial Liabilities
Noncontractual deposits	$2,935,748	$2,935,748	$—	$—	$2,935,748
Contractual deposits	2,189,436	2,186,869	—	—	2,186,869
Federal home loan bank advances	221,018	236,919	—	236,919	—
Short-term borrowings	54,533	54,531	—	54,531	—
Long-term borrowings	55,243	58,419	—	—	58,419
Subordinated debentures	84,858	93,845	—	—	93,845

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, receivable from FDIC, derivatives, noncontractual demand deposits and certain short-term borrowings. As it is not practicable to determine the fair value of Federal Reserve, Federal Home Loan Bank stock, indemnification asset and other bankers’ bank stock due to restrictions placed on transferability, the estimated fair value is equal to their carrying amount. Security fair values are based on market prices or dealer quotes, and if no such information is available, on the rate and term of the security and information about the issuer including estimates of discounted cash flows when necessary. For fixed rate loans or contractual deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life, adjusted for the allowance for loan losses. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. Fair value of long-term debt is based on current rates for similar financing.

The fair value of off-balance sheet items that includes commitments to extend credit to fund commercial, consumer, real estate construction and real estate-mortgage loans and to fund standby letters of credit is considered nominal.